Financial Instruments and Related Risk Management - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Percentage of future bad debts covered by indemnification agreement	54.00%	52.00%
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	3.00%	5.00%
Outstanding customer credit with financial institution	$ 521
Industrial and Feed Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	30 days
Commodity price risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Maximum period for fixed price natural gas hedges	10 years
Bottom of range [Member] | Wholesale Fertilizer Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	15 days
Bottom of range [Member] | Retail Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	30 days
Bottom of range [Member] | Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit review frequency period	12 months
Top of range [Member] | Wholesale Fertilizer Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	30 days
Top of range [Member] | Export Sales Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	180 days
Top of range [Member] | Retail Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit period	90 days
Top of range [Member] | Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit review frequency period	24 months
Current Range [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	80.00%
30 days or less past due [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	10.00%
31 - 60 days past due [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	3.00%
Greater than 60 days past due [Member]
Disclosure of detailed information about financial instruments [Line Items]
Ageing Of Receivables	7.00%